Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares		Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares		Ordinary shares Class B USD ($) shares		Ordinary shares Class C CNY (¥) shares		Ordinary shares Class C USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Fangdd Network Group Ltd. shareholders’ equity CNY (¥)	Total Fangdd Network Group Ltd. shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 1				[1]				[1]			¥ 5,051,631		¥ (393,841)		¥ (4,557,675)		¥ 100,116		¥ (4,722)		¥ 95,394
Balance at Dec. 31, 2022		¥ 1				[1]				[1]			5,051,631		(393,841)		(4,557,675)		100,116		(4,722)		95,394
Balance (in Shares) at Dec. 31, 2022 | shares	[2]	20,565		20,565	6,889		6,889		1		1
Net income/(loss) for the year																	(91,753)		(91,753)		(1,351)		(93,104)
Exercise of share options under share-based compensation			[1]
Exercise of share options under share-based compensation (in Shares) | shares	[2]	62		62
Share-based compensation													105						105				105
Capital contribution from non-controlling shareholders																					635		635
Disposal of subsidiaries																					1,090		1,090
Issuance of ordinary shares		¥ 3								[1]			46,629						46,632				46,632
Issuance of ordinary shares (in Shares) | shares	[2]	139,736		139,736					78		78
Conversion of Class B ordinary shares to Class A ordinary shares			[1]			[1]
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares) | shares	[2]	1,439		1,439	(1,439)		(1,439)
Issuance of convertible promissory note													4,343						4,343				4,343
Conversion of convertible promissory note		¥ 13											140,708						140,721				140,721
Conversion of convertible promissory note (in Shares) | shares	[2]	208,333		208,333
Foreign currency translation adjustments															(4,319)				(4,319)				(4,319)
Balance at Dec. 31, 2023		¥ 17				[1]				[1]			5,243,416		(398,160)		(4,649,428)		195,845		(4,348)		191,497
Balance (in Shares) at Dec. 31, 2023 | shares	[2]	370,135		370,135	5,450		5,450		79		79
Balance (in Dollars)		¥ 17				[1]				[1]			5,243,416		(398,160)		(4,649,428)		195,845		(4,348)		191,497
Net income/(loss) for the year																	30,833		30,833		(2,530)		28,303
Exercise of share options under share-based compensation			[1]
Exercise of share options under share-based compensation (in Shares) | shares	[2]	6		6
Share-based compensation													18						18				18
Capital contribution from non-controlling shareholders																					1,905		1,905
Disposal of subsidiaries																					10		10
Issuance of ordinary shares		¥ 74								[1]			88,486						88,560				88,560
Issuance of ordinary shares (in Shares) | shares	[2]	1,164,681		1,164,681					869		869
Reset warrants exercised for cashless		¥ 2																	2				2
Reset warrants exercised for cashless (in Shares) | shares	[2]	28,274		28,274
Regular warrants exercised		¥ 9											25,304						25,313				25,313
Regular warrants exercised (in Shares) | shares	[2]	143,035		143,035
Issuance and exercise of pre-funded warrants		¥ 34											30,814						30,848				30,848
Issuance and exercise of pre-funded warrants (in Shares) | shares	[2]	522,884		522,884
Acquisition of subsidiaries with non-controlling interests																					1,920		1,920
Foreign currency translation adjustments															14,925				14,925				14,925
Balance at Dec. 31, 2024		¥ 136				[1]				[1]			5,388,038		(383,235)		(4,618,595)		386,344		(3,043)		383,301
Balance (in Shares) at Dec. 31, 2024 | shares	[2]	2,229,015		2,229,015	5,450		5,450		948		948
Balance (in Dollars)		¥ 136				[1]				[1]			5,388,038		(383,235)		(4,618,595)		386,344		(3,043)		383,301
Net income/(loss) for the year																	(84,710)		(84,710)		(1,296)		(86,006)	$ (12,299)
Capital contribution from non-controlling shareholders																					3,245		3,245
Transaction with non-controlling interests													21						21		(25)		(4)
Disposal of subsidiaries																					1,258		1,258
Issuance of ordinary shares									¥ 1				162						163				163
Issuance of ordinary shares (in Shares) | shares	[2]								12,731		12,731
Acquisition of subsidiaries with non-controlling interests																					350		350
Issuance of convertible promissory note		¥ 2											3,372						3,374				3,374
Issuance of convertible promissory note (in Shares) | shares	[2]	26,031		26,031
Conversion of convertible promissory note		¥ 2,314											281,818						284,132				284,132
Conversion of convertible promissory note (in Shares) | shares	[2]	36,274,218		36,274,218
Ordinary shares adjustment reflected as a result of the Share Consolidation
Ordinary shares adjustment reflected as a result of the Share Consolidation (in Shares) | shares	[2]	20		20
Foreign currency translation adjustments															(10,921)				(10,921)				(10,921)	(1,562)
Balance at Dec. 31, 2025		¥ 2,452		$ 351		[1]		[1]	¥ 1			[1]	5,673,411	$ 811,287	(394,156)	$ (56,364)	(4,703,305)	$ (672,564)	578,403	$ 82,710	489	$ 70	578,892	82,780
Balance (in Shares) at Dec. 31, 2025 | shares	[2]	38,529,284		38,529,284	5,450		5,450		13,679		13,679
Balance (in Dollars)		¥ 2,452		$ 351		[1]		[1]	¥ 1			[1]	¥ 5,673,411	$ 811,287	¥ (394,156)	$ (56,364)	¥ (4,703,305)	$ (672,564)	¥ 578,403	$ 82,710	¥ 489	$ 70	¥ 578,892	$ 82,780

[1]	Less than 1 after in thousand and rounding.
[2]	Retrospectively restated to reflect the 2025 Share Consolidation.